Balance Sheet Components (Additional Information) (Details) - USD ($)		3 Months Ended		12 Months Ended
	Aug. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 09, 2024	Jun. 18, 2024	Jun. 11, 2024	Oct. 11, 2023	Sep. 25, 2023	Sep. 21, 2023
Property, Plant and Equipment [Line Items]
Common stock, par value		$ 0.0001		$ 0.0001	$ 0.0001
Cash Consideration				$ 0	$ (10,000,000)
Common stock, shares issued		6,951,622		6,951,622			3,250,000	3,250,000		13,562	8,500,000
Impairment Loss		$ 0		$ 0
Depreciation expense		1,000	$ 4,000	14,000	40,000
Semnur Merger Agreement And Sponsor Interest Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Shares Purchased Under Stock Purchase Agreement	500,000
Common stock, par value	$ 0.0001
Deferred offering costs		6,800,000		6,000,000	$ 0
Cash Consideration	$ 2,000,000	$ 2,300,000		$ 2,300,000
Common stock, shares issued	8,571
Net Amount of shares	$ 2,300,000
Semnur Merger Agreement And Sponsor Interest Purchase Agreement [Member] | Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Common stock, shares issued	8,571
Semnur Merger Agreement And Sponsor Interest Purchase Agreement [Member] | Cash [Member]
Property, Plant and Equipment [Line Items]
Cash Consideration	$ 2,000,000
Common Stock [Member] | Semnur Merger Agreement And Sponsor Interest Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Common stock, shares issued	8,571
Price per share (in Dollars per share)	$ 40
Common Stock [Member] | Semnur Merger Agreement And Sponsor Interest Purchase Agreement [Member] | Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Common stock, shares issued	8,571
Price per share (in Dollars per share)	$ 40.25
Semnur Common Stock [Member] | Semnur Merger Agreement And Sponsor Interest Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Common stock, par value		$ 0.00001		$ 0.00001
Convertible Promissory Note [Member]
Property, Plant and Equipment [Line Items]
Common stock at a conversion price						$ 10
Debt accrued interest						$ 0
Convertible Notes Payable		$ 120,500		$ 75,300
Convertible Promissory Note [Member] | Principal Balance [Member]
Property, Plant and Equipment [Line Items]
Initial principal amount						15,063.74
Convertible Promissory Note [Member] | Remaining Drawable Balance [Member]
Property, Plant and Equipment [Line Items]
Initial principal amount						164,936.26
Maximum [Member]
Property, Plant and Equipment [Line Items]
Common stock at a conversion price									$ 70
Maximum [Member] | Convertible Promissory Note [Member]
Property, Plant and Equipment [Line Items]
Initial principal amount						$ 180,000